Acquisitions - Broken Arrow Communications, Inc (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Aug. 06, 2021	Oct. 02, 2021	Dec. 31, 2019
Business Acquisition [Line Items]
Cash paid		$ 37,057	$ 76,342
Broken Arrow
Business Acquisition [Line Items]
Cash paid	$ 5,000
Maximum additional payment	10,000
Fair value of contingent consideration	$ 5,735